Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Janet Glazer serves as co-manager of Industrials Portfolio.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Telecommunications Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2018 to vote on this proposal. If the proposal is approved by shareholders, Telecommunications Portfolio will (i) change its name to Communication Services Portfolio, (ii) change its 80% policy to normally invest at least 80% of its assets in securities of companies principally engaged in business activities related to the development, production or distribution of communication services, and (iii) change its supplemental benchmark index to the MSCI US IM Communication Services 25/50 Index. If the proposal is approved, these changes will take effect on December 1, 2018 or the first day of the month following the shareholder meeting if the meeting is adjourned.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report, or can be obtained by calling Fidelity at 1-877-208-0098.

Pending shareholder approval of proxy related matters; effective December 1, 2018, the following information replaces similar information for Telecommunications Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For Communication Services Portfolio (fka Telecommunications Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the communication services industries.

The following information replaces similar information in the “Management Contracts” section.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio.

The following information supplements information for Industrials Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Industrials Portfolio ($155 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Ms. Glazer was none.

The following information supplements information for Technology Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Gupta as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,887	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Technology Portfolio ($849 (in millions) assets managed).

As of July 31, 2018, the dollar range of shares of VIP Technology Portfolio beneficially owned by Ms. Gupta was none.

VIPINVFB-19-01 1.827184.125	March 5, 2019

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Janet Glazer serves as co-manager of Industrials Portfolio.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Telecommunications Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the fourth quarter of 2018 to vote on this proposal. If the proposal is approved by shareholders, Telecommunications Portfolio will (i) change its name to Communication Services Portfolio, (ii) change its 80% policy to normally invest at least 80% of its assets in securities of companies principally engaged in business activities related to the development, production or distribution of communication services, and (iii) change its supplemental benchmark index to the MSCI US IM Communication Services 25/50 Index. If the proposal is approved, these changes will take effect on December 1, 2018 or the first day of the month following the shareholder meeting if the meeting is adjourned.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report, or can be obtained by calling Fidelity at 1-877-208-0098.

Pending shareholder approval of proxy related matters; effective December 1, 2018, the following information replaces similar information for Telecommunications Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For Communication Services Portfolio (fka Telecommunications Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the communication services industries.

The following information replaces similar information in the “Management Contracts” section.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for VIP Technology Portfolio.

The following information supplements information for Industrials Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Industrials Portfolio ($155 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Ms. Glazer was none.

The following information supplements information for Technology Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Gupta as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,887	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Technology Portfolio ($849 (in millions) assets managed).

As of July 31, 2018, the dollar range of shares of VIP Technology Portfolio beneficially owned by Ms. Gupta was none.

VIPFCB-19-01 1.782383.131	March 5, 2019